CASH AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH AND RESTRICTED CASH

4. CASH AND RESTRICTED CASH

A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	December 31,
	2024	2025
	RMB	RMB
Cash	640,119	324,134
Restricted cash	10,396	28,107
Total cash and restricted cash shown in the consolidated statements of cash flows	650,515	352,241

The balances of restricted cash were mainly related to bank deposits for performance guarantee, which were restricted for use as of December 31, 2024 and 2025, and will be released from restriction within the next 12 months.